Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Deferred loan origination fees	$ 95	$ 43
Allowance for loan losses - Federal	379	314
State tax credits	1,102	1,381
Depreciation	64	81
Supplemental Executive Retirement Plan	290	226
Other-than-temporary impairment loss on securities		22
Unrealized loss on securities available for sale and transferred to held to maturity	43	117
Net operating loss	159
Other		1
Total deferred tax assets, gross	2,132	2,185
Valuation allowance	(1,318)	(1,507)
Total deferred tax assets, net of valuation allowance	814	678
Deferred tax liabilities:
Mortgage servicing rights	(308)	(217)
Total deferred tax liabilities	(308)	(217)
Net deferred tax asset	$ 506	$ 461